BORROWINGS - Loans related to the acquisition of TMA (Details) $ in Millions, $ in Millions				12 Months Ended
	Jul. 30, 2025 ARS ($)	Jul. 30, 2025 USD ($)	May 29, 2025 USD ($)	Dec. 31, 2025 ARS ($) loan	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2025 USD ($) loan
BORROWINGS
Repayments				$ 2,583,267		$ 1,474,844	$ 654,722
Borrowings				$ 5,436,615		$ 3,785,980	$ 6,096,182
Borrowings through syndicated and bilateral loans
BORROWINGS
Total number of loans | loan				2	2
Principal residual nominal value								$ 1,170.0
Net of issuance costs				$ 1,523,264	$ 1,142.0
Syndicated loan
BORROWINGS
Principal residual nominal value								970.0
Residual Nominal Capital								151.0
Repayments		$ 168.8	$ 650.0
Payment of interest and related expenses		2.8	0.3
Repayments of principal and interest	$ 253,037			$ 893,981
Borrowings								$ 230,234.0
Syndicated loan | Denominated in USD | Due on 02/2029
BORROWINGS
Number of installments | loan				1				1
Interest rate term				3 months	3 months
Syndicated loan | Denominated in USD | Due on 02/2029 | SOF | Minimum
BORROWINGS
Interest rate basis				4.00%				4.00%
Syndicated loan | Denominated in USD | Due on 02/2029 | SOF | Maximum
BORROWINGS
Interest rate basis				7.00%				7.00%
Bilateral loan
BORROWINGS
Principal residual nominal value								$ 200.0
Residual Nominal Capital								$ 31.0
Repayments		34.8	134.0
Payment of interest and related expenses		$ 0.6	$ 0.1
Bilateral loan | Denominated in USD | Due between 02/2028 and 02/2030
BORROWINGS
Interest rate basis				4.00%				4.00%
Bilateral loan | Denominated in USD | Due between 02/2028 and 02/2030 | SOF
BORROWINGS
Interest rate term				3 months	3 months
Bilateral loan | Series 24-1, repayment of bilateral loan
BORROWINGS
Repayments of principal and interest				$ 184,015
Bilateral loan | Series 24-2, repayment of bilateral loan
BORROWINGS
Repayments of principal and interest				$ 51,148